Contract Assets - Schedule of Allowance For Credit Loss (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year/ period	$ (5,839)	$ (14,940)
Reversal (Increase)	(2,691)	9,101
Balance at end of the year/ period	$ (8,530)	$ (5,839)